SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring Cost And Reserve [Line Items]
Schedule of allowance for doubtful accounts

The table below presents the movement of allowance for doubtful accounts from customers for the year ended December 31, 2021 and 2022.

	2021	2022
	US$	US$
Balance as of January 1,	91,788	518,741
Additional	426,953	302,634
Write-off	—	(124,867)
Balance as of December 31,	518,741	696,508

Schedule of estimated useful lives of property, plant and equipment	Depreciation is calculated on a straight‑line basis over the following estimated useful lives:

Electronic equipment	3 years
Office equipment	5-14.25 years
Software	3-5 years
Leasehold improvement	Shorter of the lease terms or the estimated useful lives of the assets

Ocean Joy
Restructuring Cost And Reserve [Line Items]
Schedule of allocation of purchase price as of the acquisition date

The following table summarizes the consideration for this transaction:

US$
The fair value of its previously held equity interests in Ocean Joy at the Acquisition Date	462,784
Cash Consideration	1,079,830
Settlement of pre-existing balance with Ocean Joy	1,426,919
Total consideration	2,969,533

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Acquisition (Continued)

Acquisition of Ocean Joy Holdings Limited (“Ocean Joy”) (Continued)

The assets and liabilities recognized as of the acquisition are as follows:

	US$	Amortization period
Cash and cash equivalents	3,664,133
Cash-segregated for regulatory purpose	2,166,432
Receivables-Brokers, dealers and clearing organizations	915,497
Other current assets	190,132
Property, plant and equipment	82,284	3-5 years
Deferred tax assets, net	13,060
Intangible assets
Operating License	527,060	Indefinite life
Trading rights	128,551	Indefinite life
Other non-current assets	218,537
Payable to customers	(2,884,596)
Other payables	(2,018,511)
Other current liabilities	(17,346)
Deferred tax liabilities	(86,965)
Net identifiable assets acquired	2,898,268
Add: goodwill (Note 5)	71,265
Total	2,969,533